Schedule of Estimated Useful Life (Details)	Jun. 30, 2026
Computer Hardware [Member]
Property, Plant, and Equipment [Line Items]
Useful life	4 years
Tool And Machine [Member]
Property, Plant, and Equipment [Line Items]
Useful life	4 years
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years